CUSTOMER RISK	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
14. CUSTOMER RISK

During the three months ended June 30, 2015 the Company realized its first sale to a distributor customer. Being that this was a single sale, all of the Company's current revenue is derived from one distribution relationship. This total sale was for $6,000.  The sale was an attempt to launch the Company’s product and gain market share.  The sale had associated cost of good sold in the amount of $7,057.  As part of the Company’s sales channel development plan it continues to develop this channel as well as the wholesale channel and its ecommerce segments. Being that there was only a single transaction made being the first sale and that the Company is in the initial phase of business development there is a very strong risk that the Company will not be able to gain sufficient market penetration to generate enough revenue to support continuing operations.  Management believes that through strategic partnership and marketing alliances it will be able to successfully gain market share. The Company's failure to maintain this relationship in the future would materially and adversely impact future operating results. In the second fiscal quarter of 2015, although management continues to add new distribution relationships and points of sales, there is no guaranty that these efforts will be successful and if the current distributor becomes dissatisfied with the Company's performance or its products, operating results would be negatively and materially impacted.